Share-based compensation reserve - Additional Information (Details) - Share based compensation reserve - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-Executive Director
Disclosure of reserves within equity [line items]
Share based payment charge	€ 0.6	€ 0.6	€ 0.6
Key management personnel
Disclosure of reserves within equity [line items]
Vesting of Non-Executive Restricted Stock award	(12.6)	(9.9)	(0.3)
Share based payment charge	€ 7.8	€ 8.2	€ 23.5